Average Annual Total Returns - Nationwide Bailard Cognitive Value Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class M Shares 1 Year	Class M Shares 5 Years	Class M Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	2.22%	5.84%	7.35%	2.07%	4.59%	5.47%	1.42%	4.39%	5.26%	6.66%	6.31%	7.21%	8.83%	7.47%	8.35%	8.77%	7.46%	8.33%	8.71%	7.33%	8.25%	4.63%	9.65%	8.66%